Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Balance, at the beginning of the year	€ 8,795
Balance, at the end of the year	14,145	€ 8,795
Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	4,473
Balance, at the end of the year	8,191	4,473
Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	2,318
Balance, at the end of the year	4,732	2,318
Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	2,004
Balance, at the end of the year	1,222	2,004
Gross carrying amount
Intangible assets
Balance, at the beginning of the year	13,868	10,809
Additions	7,280	3,059
Reclass from property, plant and equipment	386
Balance, at the end of the year	21,534	13,868
Gross carrying amount | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	7,133	5,812
Additions	3,603	1,321
Reclass from property, plant and equipment	386
Reclass	900
Balance, at the end of the year	12,022	7,133
Gross carrying amount | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	3,365	2,804
Additions	2,379	561
Reclass	758
Balance, at the end of the year	6,502	3,365
Gross carrying amount | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	3,370	2,193
Additions	1,298	1,177
Reclass	(1,658)
Balance, at the end of the year	3,010	3,370
Accumulated depreciation, amortization and impairment
Intangible assets
Balance, at the beginning of the year	(5,073)	(3,330)
Amortization	2,316	1,743
Balance, at the end of the year	(7,389)	(5,073)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	(2,660)	(1,782)
Amortization	1,171	878
Balance, at the end of the year	(3,831)	(2,660)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	(1,047)	(534)
Amortization	723	513
Balance, at the end of the year	(1,770)	(1,047)
Accumulated depreciation, amortization and impairment | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	(1,366)	(1,014)
Amortization	422	352
Balance, at the end of the year	€ (1,788)	€ (1,366)